Discontinued Operations	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Discontinued Operations
12.1	DISCONTINUED OPERATIONS

Gold Fields disposed of its Darlot mine to ASX-listed Red 5 Limited (“Red 5”) for a total consideration of A$18.5 million, comprising A$12.0 million in cash and 130 million Red 5 shares. The cash component was made up of an upfront amount of A$7.0 million and A$5.0 million deferred for up to 24 months. The deferred consideration could be taken as additional shares in Red 5 or as cash at Gold Fields’ election. In October 2018, the deferred consideration of A$5.0 million was received in cash.

Red 5 undertook a rights issue to assist with the funding of the cash component and for general working capital purposes. Gold Fields used the A$7.0 million to underwrite the rights issue. Gold Fields received a total number of 116,875,821 Red 5 shares under the underwriting agreement for a consideration of A$5.8 million.

All conditions precedent in terms of the sales agreement were met on 2 October 2017 and as a result Gold Fields accounted for a profit on the sale of Darlot of A$30.8 million (US$23.5 million). Post the completion of the sale, Gold Fields had a 19.9% shareholding in Red 5. Gold Fields does not have significant influence over Red 5 as the shareholding is below 20% and there are no qualitative factors indicating that significant influence exists.

The financial results of Darlot were presented as a discontinued operation in the consolidated financial statements.

	United States Dollar
Figures in millions unless otherwise stated	2017	2016
Below is a summary of the results of the discontinued operation for the year ended 31 December:
Revenue	49.0	83.1
Cost of sales	(50.7)	(72.1)
Cost of sales before gold inventory change and amortisation and depreciation	(46.3)	(57.3)
Gold inventory change	(0.9)	(0.4)
Amortisation and depreciation	(3.5)	(14.4)
Other costs, net	(1.9)	(7.2)

(Loss)/profit before royalties and taxation	(3.6)	3.8
Royalties	(1.1)	(2.0)

(Loss)/profit before taxation	(4.7)	1.8
Mining and income taxation	1.4	(0.6)

(Loss)/profit for the year from operating activities	(3.3)	1.2
Gain on sale of discontinued operation	23.5	—
Income tax on gain on sale of discontinued operation	(7.1)	—

Profit from discontinued operation, net of tax	13.1	1.2

	2017
Figures in millions unless otherwise stated	US$	A$
Below is a summary of assets and liabilities of the discontinued operation at 2 October 2017:
Property, plant and equipment	3.3	4.3
Inventories	7.2	9.4
Trade and other receivables	0.1	0.1
Trade and other payables	(8.7)	(11.3)
Environmental rehabilitation costs provision	(12.9)	(16.9)

Net liabilities	(11.0)	(14.4)
Total consideration received less costs to sell[1]	12.5	16.4

Gain on sale of discontinued operations	23.5	30.8

[1]

Due to the discounting of the deferred consideration and the transaction costs incurred, the total consideration of A$16.4 million used in the determination of the gain on sale of discontinued operations is less than the A$18.5 million per the agreement.

		United States Dollar
	Figures in millions unless otherwise stated	2018	2017
12.2	ASSETS HELD FOR SALE
	APP[1]	—	40.0

	Total assets held for sale	—	40.0

[1]

Following the Group’s decision during 2013 to dispose of non-core projects, APP was classified as held for sale and, accordingly, valued at the lower of fair value less cost of disposal or carrying value which resulted in impairments of US$89.7 million and US$3.2 million during 2013 and 2014, respectively. APP’s carrying value at 31 December 2014 after the above impairments was US$40.0 million which was based on an offer received close to the 2014 year-end. During 2015, active marketing activities for the disposal of the project continued after the 2014 offer was not realised. During 2015, APP was further impaired by US$39.0 million, resulting in a carrying value of US$1.0 million at 31 December 2015.

At 31 December 2016, APP no longer met the definition of an asset held for sale and was reclassified to property, plant and equipment at a recoverable amount of US$1.0 million. During 2017, active marketing activities continued and as a result, a sale agreement was concluded. As a result, the impairment previously recorded, was reversed at up to the value of the selling price and APP was reclassified as an asset held for sale at 31 December 2017 (refer note 6). On 24 January 2018, Gold Fields concluded the sale of APP to a Finnish subsidiary of private equity fund CD Capital Natural Resources Fund III. The purchase consideration comprised US$40.0 million cash and royalty (2% NSR (net smelter return) on all metals, with 1% capped at US$20 million and 1% uncapped). The sale included all of the project assets for APP including the Suhanko mining licence (and associated real estate), all other mining and exploration properties, project permits and all other projects related assets.

APP was included as part of corporate and other in the segment note. Refer note 42 for further details.